EMPLOYEE BENEFITS - Summary of RSU and SEU's Vested (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	257,079	266,300	235,392
RSUs | Grant Price, 2021, 328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	468
Grant price (in usd per share) | $ / shares	$ 328.96	$ 328.96
RSUs | Grant Price, 2021, 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	16,300	16,375
Grant price (in usd per share) | $ / shares	$ 298.47	$ 298.47
RSUs | Grant Price, 2021, 297.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,500	1,500
Grant price (in usd per share) | $ / shares	$ 297.49	$ 297.49
RSUs | Grant Price, 2021, 288.64
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	155	323
Grant price (in usd per share) | $ / shares	$ 288.64	$ 288.64
RSUs | Grant Price, 2022, 268.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	189
Grant price (in usd per share) | $ / shares	$ 268.31	$ 268.31
RSUs | Grant Price, 2021, 297.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	10,771	12,608
Grant price (in usd per share) | $ / shares	$ 267.19	$ 267.19
RSUs | Grant Price, 2022, 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,883	0
Grant price (in usd per share) | $ / shares	$ 265.96	$ 265.96
RSUs | Grant Price, 2021, 232.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,750	5,315
Grant price (in usd per share) | $ / shares	$ 232.11	$ 232.11
RSUs | Grant Price, 2022, 226.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	4,487	1,662
Grant price (in usd per share) | $ / shares	$ 226.30	$ 226.30
RSUs | Grant Price, 2022, 225.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	197	196
Grant price (in usd per share) | $ / shares	$ 225.30	$ 225.30
RSUs | Grant Price, 2022, 219.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	19,993	2,585
Grant price (in usd per share) | $ / shares	$ 219.34	$ 219.34
RSUs | Grant Price, 2022, 218.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	12	20
Grant price (in usd per share) | $ / shares	$ 218.57	$ 218.57
RSUs | Grant Price, 2021, 213.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	2,607
Grant price (in usd per share) | $ / shares	$ 213.57	$ 213.57
RSUs | Grant Price, 2022, 210.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	12,754	0
Grant price (in usd per share) | $ / shares	$ 210.07	$ 210.07
RSUs | Grant Price, 2022, 204.08
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,438	0
Grant price (in usd per share) | $ / shares	$ 204.08	$ 204.08
RSUs | Grant Price, 2021, 200.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	4,979	0
Grant price (in usd per share) | $ / shares	$ 200.61	$ 200.61
RSUs | Grant Price, 2022, 192.94
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	780	0
Grant price (in usd per share) | $ / shares	$ 192.94	$ 192.94
RSUs | Grant Price, 2020, 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	15,917	15,998
Grant price (in usd per share) | $ / shares	$ 189.53	$ 189.53
RSUs | Grant Price, 2022, 186.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	804	0
Grant price (in usd per share) | $ / shares	$ 186.83	$ 186.83
RSUs | Grant Price, 2020, 184.72
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	250	250
Grant price (in usd per share) | $ / shares	$ 184.72	$ 184.72
RSUs | Grant Price, 2022, 184.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	139	0
Grant price (in usd per share) | $ / shares	$ 184.01	$ 184.01
RSUs | Grant Price, 2021, 184.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	1,077
Grant price (in usd per share) | $ / shares	$ 184.00	$ 184.00
RSUs | Grant Price, 2020, 180.60
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	6,385	15,504
Grant price (in usd per share) | $ / shares	$ 180.60	$ 180.60
RSUs | Grant Price, 2022, 173.67
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,313	0
Grant price (in usd per share) | $ / shares	$ 173.67	$ 173.67
RSUs | Grant Price, 2023, 173.26
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,731	0
Grant price (in usd per share) | $ / shares	$ 173.26	$ 173.26
RSUs | Grant Price, 2023, 171.78
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	441	0
Grant price (in usd per share) | $ / shares	$ 171.78	$ 171.78
RSUs | Grant Price, 2022, 169.78
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,416	0
Grant price (in usd per share) | $ / shares	$ 169.78	$ 169.78
RSUs | Grant Price, 2022, 167.46
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	813	655
Grant price (in usd per share) | $ / shares	$ 167.46	$ 167.46
RSUs | Grant Price, 2023, 165.90
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	120	0
Grant price (in usd per share) | $ / shares	$ 165.90	$ 165.90
RSUs | Grant Price, 2023, 160.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	130	0
Grant price (in usd per share) | $ / shares	$ 160.71	$ 160.71
RSUs | Grant Price, 2023, 157.4
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	41,180	0
Grant price (in usd per share) | $ / shares	$ 157.40	$ 157.40
RSUs | Grant Price, 2023, 148.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,152	0
Grant price (in usd per share) | $ / shares	$ 148.97	$ 148.97
RSUs | Grant Price, 2023, 146.28
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	484	0
Grant price (in usd per share) | $ / shares	$ 146.28	$ 146.28
RSUs | Grant Price, 2023, 137.78
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	26	0
Grant price (in usd per share) | $ / shares	$ 137.78	$ 137.78
RSUs | Grant Price, 2020, 137.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,125	3,125
Grant price (in usd per share) | $ / shares	$ 137.57	$ 137.57
RSUs | Grant Price, 2020, 130.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	38,555	38,809
Grant price (in usd per share) | $ / shares	$ 130.99	$ 130.99
RSUs | Grant Price, 2019, 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	500	750
Grant price (in usd per share) | $ / shares	$ 103.75	$ 103.75
RSUs | Grant Price, 2019, 94.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 94.93	$ 94.93
RSUs | Grant Price, 2019, 87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	56,999	61,992
Grant price (in usd per share) | $ / shares	$ 87.44	$ 87.44
RSUs | Grant Price, 2018, 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	1,000
Grant price (in usd per share) | $ / shares	$ 55.07	$ 55.07
RSUs | Grant Price, 2018, 52.74
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	1,000
Grant price (in usd per share) | $ / shares	$ 52.74	$ 52.74
RSUs | Grant Price, 2019, 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	600	600
Grant price (in usd per share) | $ / shares	$ 52.10	$ 52.10
RSUs | Grant Price, 2018, 50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	2,500
Grant price (in usd per share) | $ / shares	$ 50.92	$ 50.92
RSUs | Grant Price, 2018, 46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	78,192
Grant price (in usd per share) | $ / shares	$ 46.00	$ 46.00
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	9,924	0
SEU | Grant Price, 2022, 186.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	9,005
Grant price (in usd per share) | $ / shares	$ 186.75
SEU | Grant Price, 2022, 226.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	919
Grant price (in usd per share) | $ / shares	$ 226.50